Form N-1A Supplement	Aug. 01, 2025
EA Astoria Dynamic Core US Fixed Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Astoria Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund’)
August 1, 2025
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 25, 2025, as previously supplemented
In a transaction that closed July 31, 2025, Beacon Capital Management, Inc. (“Beacon”) acquired Astor Investment Management LLC (“Astor”), a sub-adviser to the Fund (the “Transaction”). At the recommendation of the Fund’s investment adviser, the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement for the Fund with Beacon, pursuant to which Beacon will join Astoria Portfolio Advisors, LLC in serving as a sub-adviser to the Fund, effective August 1, 2025.
Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, the Fund’s investment adviser may enter into new sub-advisory agreements on behalf of the Fund without shareholder approval upon the approval of the Board. Accordingly, effective August 1, 2025, all references in the Summary Prospectus to Astor are replaced with Beacon.
In conjunction with this change, the following Beacon personnel will join the Fund’s current portfolio managers, John Davi and John “Jan” Eckstein, as portfolio managers: Bryan Novak, Investment Consultant & Investment Committee Member; John Osier, Senior Portfolio Strategist; and Pedro Regalado, Senior Portfolio Analyst.
Additionally, effective August 18, 2025, the Fund’s name will change to EA Astoria Dynamic Core US Fixed Income ETF.